Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss for the year	$ (37,991)	$ (36,589)	$ (23,399)
Charges to operations not involving cash
Depreciation of property and equipment	1,002	541	384
Accreted interest and valuation adjustments	(260)	907	27
Fair value adjustment on government loan	(188)	(367)	(491)
Loss on disposal of property and equipment	21	30	54
Deferred share unit compensation	608	583	401
Stock-based compensation	1,580	1,738	753
Fair value adjustment on warrant liabilities	88
Total cash flow (used in) provided by operating activities	(35,140)	(33,157)	(22,271)
Net change in non-cash working capital related to operations
(Increase) decrease in amounts receivable	(125)	972	(925)
Decrease (increase) in prepaid expenses	2,082	(1,214)	(1,229)
(Increase) decrease in investment tax credits receivable	(63)	384	(243)
(Decrease) increase in accounts payable	(150)	970	1,401
Total net change in non-cash working capital related to operations	(33,396)	(32,045)	(23,267)
Financing activities
Proceeds from issuance of share capital and warrants in private placement			17,795
Share and warrant issuance costs in private placement			(108)
Proceeds from public equity offerings	9,142	27,335	30,000
Share, share equivalent and warrant issuance costs in public equity offerings	(1,431)	(2,272)	(1,494)
Proceeds from the exercise of stock options		46	185
Proceeds from the exercise of warrants			1,721
Proceeds from long-term debt	10,000	14,836	704
Repayment of long-term debt	(73)	(4,069)	(31)
Repayment of lease obligation	(228)	(114)	(80)
Net cash (used in) provided by financing activities	17,410	35,762	48,692
Investing activities
Acquisition of property and equipment	(1,074)	(1,402)	(331)
Net change in cash and cash equivalents during the year	(17,060)	2,315	25,094
Cash and cash equivalents – Beginning of year	38,616	36,268	10,805
Effect of foreign exchange on cash and cash equivalents	(333)	33	369
Cash and cash equivalents – End of year	21,223	38,616	36,268
Supplementary cash flow
Interest received	329	188	225
Interest paid	$ 2,236	$ 239	$ 140